Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance consisted of the following (in thousands):

	As of June 30, 2026	As of December 31, 2025
Shares reserved for exercise of stock options issued and outstanding	5,945	4,234
Shares reserved for future issuance under the equity incentive plan	2,724	3,348
Shares reserved for future issuance under the employee stock purchase plan	493	303

Total	9,162	7,885

Common stock reserved for future issuance consisted of the following (in thousands):

	As of December 31,
	2025	2024
Shares reserved for exercise of stock options issued and outstanding	4,234	3,818
Shares reserved for future issuance under the equity incentive plan	3,348	2,648
Shares reserved for future issuance under the ESPP	303	187

Total	7,885	6,653